Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Federal Effective Tax Rate

The table below summarizes the difference between the U.S. statutory federal tax rate and the Company’s effective tax rate for nine months ended September 30, 2024 and 2023:

	Nine months ended September 30,
	2024	2023
	(Unaudited)
U.S. federal income tax rate	21.0%	21.0%
Tax rate difference	4.0%	4.0%
Tax except	-%	-%
Nontaxable items	-%	(11.5)%
GILTI tax	-%	-%
Others	-%	-%
Valuation allowance	(25.0)%	(16.2)%
Effective tax rate	-%	(2.7)%

The table below summarizes the difference between the U.S. statutory federal tax rate and the Company’s effective tax rate for the years ended December 31, 2023 and 2022:

	Years Ended December 31,
	2023	2022

U.S. federal income tax rate	21.0%	21.0%
Tax rate difference	4.0%	4.0%
Nontaxable items	-%	-%
GILTI tax	-%	-%
Others	(1.2)%	(30.0)%
Valuation allowance	(25.0)%	6.6%
Effective tax rate	(1.2)%	1.4%